Warrants	6 Months Ended
Jun. 30, 2014
Warrants [Abstract]
Warrants	6. Warrants For the six months ended June 30, 2014, 70,147 warrants were exercised, resulting in proceeds of approximately $2,000 and the issuance of 3,238 shares of the Company’s common stock.